Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	March 2023
Payment Date	4/17/2023
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,435,390.96

Principal:
Principal Collections	$18,102,308.57
Prepayments in Full	$9,453,389.07
Liquidation Proceeds	$310,125.24
Recoveries	$7,874.18
Sub Total	$27,873,697.06
Collections	$29,309,088.02

Purchase Amounts:
Purchase Amounts Related to Principal	$71,132.97
Purchase Amounts Related to Interest	$0.00
Sub Total	$71,132.97

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,380,220.99

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	March 2023
Payment Date	4/17/2023
Transaction Month	15
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$29,380,220.99
Servicing Fee	$578,646.57	$578,646.57	$0.00	$0.00	$28,801,574.42
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,801,574.42
Interest - Class A-2 Notes	$62,021.11	$62,021.11	$0.00	$0.00	$28,739,553.31
Interest - Class A-3 Notes	$388,526.50	$388,526.50	$0.00	$0.00	$28,351,026.81
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$28,227,474.81
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,227,474.81
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$28,177,241.81
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,177,241.81
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$28,139,756.14
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,139,756.14
Regular Principal Payment	$25,363,231.16	$25,363,231.16	$0.00	$0.00	$2,776,524.98
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,776,524.98
Residual Released to Depositor	$0.00	$2,776,524.98	$0.00	$0.00	$0.00

Total		$29,380,220.99

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$25,363,231.16
Total					$25,363,231.16
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$25,363,231.16	$70.18	$62,021.11	$0.17	$25,425,252.27	$70.35
Class A-3 Notes	$0.00	$0.00	$388,526.50	$1.08	$388,526.50	$1.08
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$25,363,231.16	$24.09	$661,818.28	$0.63	$26,025,049.44	$24.72

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	March 2023
Payment Date	4/17/2023
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$101,952,509.90	0.2820887	$76,589,278.74	0.2119121
Class A-3 Notes	$361,420,000.00	1.0000000	$361,420,000.00	1.0000000
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$610,992,509.90	0.5804327	$585,629,278.74	0.5563381

Pool Information
Weighted Average APR	2.525%	2.527%
Weighted Average Remaining Term	45.12	44.30
Number of Receivables Outstanding	26,422	25,833
Pool Balance	$694,375,886.69	$666,236,259.89
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$639,829,688.34	$614,044,362.78
Pool Factor	0.6058127	0.5812621

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$52,191,897.11
Targeted Overcollateralization Amount	$80,606,981.15
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$80,606,981.15

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	March 2023
Payment Date	4/17/2023
Transaction Month	15
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		54	$202,670.95
(Recoveries)		16	$7,874.18
Net Loss for Current Collection Period			$194,796.77
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3366%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1340%
Second Prior Collection Period			0.4113%
Prior Collection Period			0.1871%
Current Collection Period			0.3436%
Four Month Average (Current and Prior Three Collection Periods)			0.2690%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		529	$2,116,532.63
(Cumulative Recoveries)			$290,081.04
Cumulative Net Loss for All Collection Periods			$1,826,451.59
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1593%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,001.01
Average Net Loss for Receivables that have experienced a Realized Loss			$3,452.65

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.72%	153	$4,795,380.08
61-90 Days Delinquent	0.08%	19	$511,387.79
91-120 Days Delinquent	0.02%	3	$160,955.28
Over 120 Days Delinquent	0.03%	6	$169,961.34
Total Delinquent Receivables	0.85%	181	$5,637,684.49

Repossession Inventory:
Repossessed in the Current Collection Period		5	$196,305.01
Total Repossessed Inventory		11	$347,737.91

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1484%
Prior Collection Period			0.1135%
Current Collection Period			0.1084%
Three Month Average			0.1235%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1264%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	March 2023
Payment Date	4/17/2023
Transaction Month	15

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	61	$1,922,910.87
2 Months Extended	70	$2,692,299.21
3+ Months Extended	10	$323,739.51

Total Receivables Extended	141	$4,938,949.59
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer